Fair Value Measurements - Schedule of Convertible Debentures Embedded Derivative Liabilities (Details)	Oct. 31, 2023 USD ($)	May 16, 2023 USD ($) CAD ($)	Oct. 31, 2022 CAD ($)
Probability of Qualified Financing | 2022 Notes and BDC Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input	1		0.60
Probability of Qualified Financing | May 2023 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value debt inputs measurement input		0.60
Volatility | 2022 Notes and BDC Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input			0.85
Volatility | May 2023 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value debt inputs measurement input		0.85
Class C Preferred Share price (CAD) | 2022 Notes and BDC Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input			2.2
Class C Preferred Share price (CAD) | May 2023 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value debt inputs measurement input		2.074
Liquidity Price at Conversion of Listing Event | 2022 Notes and BDC Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input	8,840
Liquidity Price at Conversion of Listing Event | May 2023 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value debt inputs measurement input		8,420
Fair Value of Common Share at Conversion of Listing Event | 2022 Notes and BDC Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input	21,700
Fair Value of Common Share at Conversion of Listing Event | May 2023 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value debt inputs measurement input		10,250
Discount Rate | 2022 Notes and BDC Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input	0.184
Discount Rate | 2022 Notes and BDC Notes | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input			0.104
Discount Rate | 2022 Notes and BDC Notes | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement input			0.184
Discount Rate | May 2023 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value debt inputs measurement input		0.408
Expected Time to Respective Scenarios | 2022 Notes and BDC Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability measurement term	0 years		4 months 24 days
Expected Time to Respective Scenarios | May 2023 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value debt inputs, term		3 months 18 days